ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER PAYABLES
Payables for purchase of property and equipment	$ 5,957,000	36,960,000	39,853,000
Payables for cloud infrastructure construction in process	17,624,000	109,351,000
Advance from a potential buyer of part of the Cloud infrastructure	36,263,000	225,000,000	75,000,000
Advance from customers	1,911,000	11,860,000	12,079,000
Other tax payables	2,053,000	12,740,000	11,793,000
Other accrued expenses	2,563,000	15,892,000	18,350,000
Total	$ 66,371,000	411,803,000	157,075,000